                                                        Registration No. 2-84904
                                                                        811-3790

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 16
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 18
                         QUANTITATIVE GROUP OF FUNDS
                          ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773
                          ----------------------------
              (Address of Principal Executive Offices) (Zip Code)
                                 (617) 259-1144
                                 --------------
               Registrant's Telephone Number, including Area Code
                          EDWARD L. PITTMAN, President
                          Quantitative Group of Funds
                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773
                          ----------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
                            Joseph R. Fleming, Esq.
                             DECHERT PRICE & RHOADS
                       Ten Post Office Square, Suite 1230
                          Boston, Massachusetts 02109
                              --------------------

             It is proposed that this filing will become effective:

/_/ immediately upon filing pursuant to paragraph (b)
/_/ on (date) pursuant to paragraph (b)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a) of Rule 485

                                   ---------
Title of Securities Being Registered ... Shares of Beneficial Interest, ___ par value per share

                          QUANTITATIVE GROUP OF FUNDS

                             Cross Reference Sheet

                            Pursuant to Rule 495(a)


Item No.          Registration Statement Caption                       Caption in Prospectus
-------           ------------------------------                       ---------------------
Part A
------
 1.               Cover Page.....................................      Cover Page
 2.               Synopsis.......................................      Summary of Fees and Expenses
 3.               Condensed Financial Information................      Not Applicable
 4.               General Description of Registrant..............      Investment Objectives and
                                                                       Policies; Risk Considerations;
                                                                       Portfolio Securities; Other
                                                                       Investment Practices
 5.               Management of the Fund.........................      Management of the Fund, Prior
                                                                       Performance of the Portfolio Manager
 6.               Capital Stock and Other Securities.............      The Quantitative Group
 7.               Purchase of Securities Being Offered...........      Calculation of Net Asset Value;
                                                                       How to Invest
 8.               Redemption or Repurchase.......................      How to Redeem
 9.               Pending Legal Proceedings......................      Not Applicable


Item No.          Registration Statement Caption                       Caption in Prospectus
-------           ------------------------------                       ---------------------
Information
-----------
Part B
10.               Cover Page.....................................      Cover Page
11.               Table of Contents..............................      Cover Page
12.               General Information and History................      The Quantitative Group
13.               Investment Objectives and Policies.............      Investment Objectives and
                                                                       Policies; Other Investment
                                                                       Practices; Investment
                                                                       Restrictions of the Fund
14.               Management of the Registrant...................      Management of the Fund
15.               Control Persons and Principal Holders of             Management of the Fund
                    Securities...................................      (Trustees and Officers)
16.               Investment Advisory and Other Services               Management of the Fund
                                                                       (Trustees and Officers);
                                                                       Management Contract;
                                                                       Advisory Contracts;
                                                                       Distribution and
                                                                       Distribution Plan
17.               Brokerage Allocation...........................      Portfolio Transactions
18.               Capital Stock and Other Securities.............      The Quantitative Group
19.               Repurchase, Redemption and Pricing of                How to Invest; How to
                    Securities Being Offered.....................      Redeem; Calculation of Net
                                                                       Asset Value
20.               Tax Status.....................................      Distributions; Taxation
21.               Underwriter....................................      Distributor and
                                                                       Distribution Plan
22.               Calculation of Performance Data................      Performance Measures
23.               Financial Statements...........................      Not Applicable

Part C
------

QUANTITATIVE GROUP OF FUNDS
55 Old Bedford Road
Lincoln, Massachusetts  01773                                   PROSPECTUS
800-331-1244                                                    May __, 1998


The Quantitative Group of Funds (the "Trust") is an open-end, non-diversified investment company that offers six funds (collectively the "Quantitative Funds"), one of which, the Quantitative Foreign Value Fund, is offered with this Prospectus. A prospectus for the other Quantitative Funds is available by calling 800-331-1244. Quantitative Advisors, Inc. ("Manager") provides overall management and operational services to the Fund. Another investment advisor ("Advisor") is presently responsible for the day-to-day management of the Fund. The Fund is distributed by U.S. Boston Capital Corporation ("Distributor"), an affiliate of the Manager.

                        Quantitative Foreign Value Fund

The Fund has one class of shares, Ordinary Shares, that are offered subject to a one percent (1%) deferred sales charge and a service fee of .25%.

The minimum investment for Ordinary Shares generally is $5,000. A $1,000 minimum applies to investors acquiring Ordinary Shares through an Automatic Investment Plan who agree to make minimum monthly purchases of $100 and to investors establishing certain accounts for minors. There is also a $1,000 minimum for Individual Retirement Accounts, pension, profit sharing and other employee benefit plans. There is no minimum for subsequent investments.

This Prospectus concisely describes the information that investors ought to know before investing. Please read the Prospectus carefully and keep it for further reference. A Statement of Additional Information dated May __, 1998 is available free of charge by writing or telephoning the Fund at 800-331-1244. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this Prospectus.



TABLE OF CONTENTS
                                               Page
Quick Reference Guide                            2
Summary of Fees and Expenses                     3
Prior Performance of the Portfolio Manager       3
Investment Objectives and Policies               5
Risk Considerations                              5
Management of the Fund                           6
How to Invest                                    8
How to Make Exchanges                           10
How to Redeem                                   10
Calculation of Net Asset Value                  12
Dividends, Distributions, and Taxation          12
Portfolio Securities                            13
Other Investment Practices                      13
Performance Data                                15
The Quantitative Group                          15


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

   QUANTITATIVE GROUP OF FUNDS

--------------------------------------------------------------------------------
QUICK REFERENCE GUIDE

Quantitative Foreign Value Fund

The investment objectives of the Fund are summarized below. There is no assurance that the Fund will be able to attain its investment objectives Because the Fund is limited by specific investment objectives, investments in the Fund may be subject to greater market fluctuations than a portfolio with broader investment alternatives. More detailed information about the Fund, including risk considerations relevant to the Fund, is presented in Investment Objectives and Policies on page 5, Risk Considerations on page 5, Portfolio Securities on page 13, and Other Investment Practices on page 13.

Quantitative Foreign Value Fund ("Foreign Value Fund" or the "Fund") seeks long-term capital growth and income by investing primarily in a diversified portfolio consisting of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

Minimum Investments

The Fund offers Ordinary Shares, which are subject to a one percent (1%) deferred sales charge upon redemption and a service fee of .25%. The minimum investment for Ordinary Shares of a Fund generally is $5,000. A $1,000 minimum investment applies to investors establishing an Automatic Investment Plan who agree to make minimum monthly purchases of $100 and to investors establishing certain accounts for minors. There is also a $1,000 minimum for Individual Retirement Accounts (IRAs), pension, profit sharing and other employee benefit plans. There is no minimum for subsequent investments. See How to Invest on page 8.

How to Invest

Ordinary Shares may be purchased at their daily net asset value by completing the Account Application provided with this Prospectus and sending the Application, along with a check payable to Quantitative Group of Funds, to the following address:

          Quantitative Group of Funds
          Attention:  Transfer Agent
          55 Old Bedford Road
          Lincoln, Massachusetts  01773

Investors also may make monthly automatic investments through their checking account. Call 800-331-1244 with any questions, or to request an IRA Account Application. See How to Invest on page 8.

Redemptions and Exchanges

Shares may be redeemed at any time at their daily net asset value. Ordinary Shares of the Fund may generally be exchanged for Ordinary Shares of another Quantitative Fund at any time without incurring a deferred sales charge. Special rules apply to exchanges into the Quantitative Numeric II Fund. The exchange privilege only is available to investors in states in which shares of the Quantitative Fund to be acquired may legally be sold. An individual Quantitative Fund may not be offered in each state.

Redemptions or exchanges of shares may be requested in writing. Shares also may be redeemed or exchanged by telephone or by automatic withdrawal, if those options are selected on the Account Application. See How to Make Exchanges on page 10 and How to Redeem on page 10.

                                                     QUANTITATIVE GROUP OF FUNDS
-----------------------------------------------------

SUMMARY OF FEES AND EXPENSES

Shareholder Transaction Expenses
                                                                    Ordinary
                                                                    Shares
Maximum Sales Load Imposed on Purchases                             None
Maximum Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Charge (as a percentage of redemption proceeds)*     1.00%
Exchange Fee                                                        None

* Shares held in no transaction fee programs of certain broker-dealers and shares meeting certain other criteria are not subject to the deferred sales charge. See How to Redeem - Payment of Redemption Amount :on page 11.

Annual Operating Expenses (as a percentage of average net assets)

                                                            Foreign
                                                            Value Fund
                                                            ----------
Ordinary Shares
Management Fee                                              1.00%
12b-1 Fees                                                   .25%
Other Expenses (after reimbursement)*                        .65%
Total Operating Expenses                                    1.90%

*Other expenses and total operating expenses are based on estimated amounts and are shown before giving effect to custody credits expected to be received by the Fund in accordance with SEC regulations. These credits are generated by interest earned on uninvested cash balances maintained by the Fund, and are used to offset custodial expenses of the Fund. Expenses net of custody credits are estimated to be as follows:


Other Expenses (after reimbursement)    .53%
Total Operating Expenses               1.78%


Example:  You would pay the following expenses on a $1,000 investment assuming
          (1) 5% annual return and (2) redemption at the end of each time period. Expenses shown in this example are do not give effect to the custody credits:

                                                 1 year  3 years
Foreign Value Fund                               $30     $82

          You would pay the following expenses on the same investment, assuming no redemption:

Foreign Value Fund                               $19     $71


The purpose of the summary of expenses of the respective Funds is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see Management of the Fund on page 6. None of the above examples should be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Expenses for the Fund are estimated based on projected expenses for the period ended March 31, 1999. Long-term shareholders owning Ordinary Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

PRIOR PERFORMANCE OF THE PORTFOLIO MANAGER

Provided below are historical performance figures reflecting a composite of the total returns for all private accounts managed by Bernard J. Horn, Jr. (the "Portfolio Manager"), for the periods indicated, that have investment objectives, policies and strategies substantially similar to those of the Foreign value Fund (the "Composite International Accounts"). The data presented are unaudited and represent the performance of the Composite International Accounts while Mr. Horn was employed by Polaris Capital Management, Inc., the Fund's Advisor ("Polaris" or the "Advisor"), and other investment firms. See Management of the Fund - the Manager and the Advisor on page 6. No one other than Mr. Horn played a significant part in achieving the Composite International
Accounts' performance during the time periods shown.   At Polaris, Mr. Horn is
responsible for managing the Foreign Value Fund. The Composite International Accounts information is provided merely to illustrate the past performance of the Portfolio Manager in managing substantially similar accounts, as measured against a specified market index, and does not represent the performance of the Foreign Value Fund, which does not yet have a

--------------------------------------------------------------------------------

   QUANTITATIVE GROUP OF FUNDS

--------------------------------------------------------------------------------
performance record of its own. Investors should not consider this performance data as indication of future performance of the Fund, the Portfolio Manager, or the Advisor.

The performance information for the Composite International Accounts has been adjusted to reflect the same types of fees and expenses to which the Foreign Value Fund is subject. Due to the difference in expenses between the Composite International Accounts and the Foreign Value Fund, the actual returns for the Composite International Accounts would have been higher. In addition, the Composite International Accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter N of the Internal Revenue Code. Consequently, the performance results for the Composite International Accounts could have been lower than what is shown had they been regulated as investment companies under the federal securities laws.

The following table summarizes the calculation of average annual return for the Composite International Accounts compared with the performance of the Morgan Stanley Europe, Australia and Far East ("EAFE") Index for the periods indicated.

Average Annual Total Return as of 12/31/97
-------------------------------------------

                                      One    Five   Ten
                                      Year   Years  Years

Composite International Accounts/(1)/
EAFE Index /(2)/

(1) The term "Composite International Accounts" refers to fully discretionary private accounts having investment objectives substantially similar to those employed in managing the Foreign Value Fund. The percentages shown consist of the average annual total return (net of the projected fees and expenses for the Foreign Value Fund) for the years 1988 through 1997 of Composite International Accounts which Bernard J. Horn, Jr., President of Polaris, personally managed in his capacity as sole investment officer for other investment firms by which he was then employed, and which accounts, after January 1, 1995, continued under management by Polaris. The data for 1988 through 1994 are not, and should not be construed as, the performance data of Polaris, which began operations in January 1995.

(2) The EAFE Index is an unmanaged index of common stocks considered to be generally representative of the performance of issuers located in Europe, Australia and the Far East. The Index is adjusted to reflect the reinvestment of dividends, but does not reflect fees, brokerage commissions, or other expenses of investing.

Value of $10,000 Investment in Composite International Accounts Vs. EAFE Index

The following line graph compares the value of $10,000 invested in the Composite International Accounts for the ten year period ended December 31, 1997 with the value of $10,000 in vested in the EAFE Index. The performance data presented represents past performance of the Composite International Accounts and does not indicate future performance of the Foreign Value Fund, the Portfolio Manager, or the Advisor. Share prices and investment returns of the Foreign Value Fund will fluctuate with market conditions, as well as changes in company-specific fundamentals of portfolio securities, so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.

[line graph]

INVESTMENT OBJECTIVES AND POLICIES

Quantitative Investment Style

The Foreign Value Fund employs a "quantitative" investment approach to selecting investments. Investment managers using this approach to investing rely on computer technology and financial databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, a portfolio of securities consistent with the Fund's investment objectives is constructed.

General

It is generally the practice of the Fund to remain fully invested during most market conditions. However, for temporary defensive purposes, when market conditions are such that a more conservative approach to investment is desirable, and for liquidity purposes, the Fund may invest in the short-term debt obligations described under Portfolio Securities on page 13. Current income is only a secondary consideration for the Fund in selecting investments.

Because the investment alternatives available to the Fund may be limited by its specific objectives, investors should be aware that an investment in the Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of the Fund, an investment in the Fund should not be considered a complete investment program. There is no assurance that the Fund will achieve its investment objectives.

Quantitative Foreign Value Fund

The investment objectives of the Foreign Value Fund are to seek long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets. The Fund's policy is to concentrate its investments in securities issued by companies having their principal business activities outside of the United States, and foreign government securities. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of the value of its total assets in foreign securities. Investments by the Fund in foreign securities may involve special considerations and additional investment risks. See Risk Considerations - Foreign Securities below.

The Fund intends to seek investment opportunities in securities principally traded on recognized stock exchanges in Australia, Canada, New Zealand, Western Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom) and the Far East (Hong Kong, Japan, Malaysia and Singapore) and on such other recognized foreign stock exchanges as may be determined from time to time.

RISK CONSIDERATIONS

Investors should be aware that the Foreign Value Fund may invest in foreign securities, which involve special risks that are described below. Consequently, only those investors who are in the financial position to assume such risks in seeking the possibility of long-term growth of capital should consider an investment in the Fund.

Foreign Securities

The Foreign Value Fund will have a substantial portion of its assets invested in foreign securities. Investments in foreign securities may involve special considerations and risks not present in investments in domestic securities. Foreign stock markets, while growing in volume, generally have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions are generally higher than in the United States, and custodial expenses for a portfolio of foreign securities are generally higher than for a portfolio of U.S. securities.

Dividends, interest and other amounts received by the Fund on account of its investments in foreign securities may be subject to foreign withholding taxes and collection fees. In addition, with respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. There also may be less publicly available information about a foreign company than about a U.S. company, and foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

Foreign securities markets may have different clearance and settlement procedures than the U.S. securities markets. In certain markets there have been times when settlements have been unable to keep pace with the

   QUANTITATIVE GROUP OF FUNDS

--------------------------------------------------------------------------------
volume of securities transactions, making it difficult to conduct securities trades. The inability of the Funds to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in liability to the purchaser.

Emerging Markets

The Foreign Value Fund may invest a portion of its assets in issuers located in emerging markets. The risks described above generally are greater for investments in emerging markets. In addition, economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as rates of growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries with emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging markets countries. These factors may strongly influence the price of securities held by the Fund in a particular country.

Foreign Currency Risks

Because investments in foreign companies generally involve currencies of foreign countries, changes in currency exchange rates and in exchange control regulations may affect the value of foreign securities held by the Fund, and the Fund may incur costs in connection with conversions between various currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the same currency. Such changes will also affect the Fund's income and distributions to shareholders. The Foreign Value Fund may attempt to minimize the effect of currency fluctuation by entering into hedging transactions. The success of these strategies will depend on the Advisor's ability to predict movements in exchange rates. See Other Investment Practices
- Foreign Currency Transactions on page 14.

MANAGEMENT OF THE FUND

Under Massachusetts law, the management of the Fund's business and affairs is the ultimate responsibility of the Board of Trustees ("Trustees") of the Fund.

The Manager and the Advisors

The Fund is managed by Quantitative Advisors, Inc., 55 Old Bedford Road, Lincoln, MA 01773, which provides overall management and administration of the Fund. Under the terms of the management agreement, the Manager may, subject to the approval of the Trustees, manage the Fund itself or, subject to the approval by the Trustees and the shareholders, select one or more subadvisors (the "Advisor") to manage the Fund. In the latter case, the Manager monitors the Advisor's investment program and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes and carries out the directives of the Trustees.

The Manager also provides the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and supervises the provision of services by third parties such as the Fund's custodian.

Pursuant to an Advisory Contract with the Manager, the Advisor to the Fund furnishes continuously an investment program for the Fund, makes investment decisions on behalf of the Fund, places all orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by such Advisor and may perform certain limited related administrative functions in connection therewith.

Under the terms of the Management Agreement and the Advisory Contract, portfolio transactions may be executed with broker-dealers who furnish the Advisor or the Manager, without cost to it, certain services of value to the Advisor or Manager in advising the Fund and other clients. In so doing, the Fund may pay greater brokerage commissions than it might otherwise pay. Sales of shares of the Fund may also be considered as a factor in the selection of brokers for the Fund's portfolio transactions.

The Fund emphasizes the use of computer models in the stock selection process. These computer models generally are developed as a result of research conducted by a team of individuals. The same investment strategy used to manage the Fund also may be used to manage separate institutional accounts maintained at the Manager or Advisor.

The Manager is an affiliate of U.S. Boston Capital Corporation, the Fund's Distributor, which is a wholly owned subsidiary of U.S. Boston Corporation. Willard

                                                     QUANTITATIVE GROUP OF FUNDS
----------------------------------------------------

L. Umphrey, CFA and Leon Okurowski, Trustees of the Funds, and Edward L. Pittman, President of the Funds, together own 100% of the Manager's outstanding voting securities. Messrs. Umphrey and Okurowski also are affiliates of U.S. Boston Capital Corporation.

Day-to-day responsibility for managing the Foreign Value Fund presently is provided by Polaris Capital Management, Inc., 125 Summer Street, Boston, MA 02110 ("Polaris"). Polaris was organized in 1995 as a Massachusetts corporation. The firm presently has over fifty million dollars under management for institutional clients and wealthy individuals. The Foreign Value Fund is
managed by Bernard R. Horn, Jr.   Mr. Horn received a MS in management from the
Alfred P. Sloan School of Management at the Massachusetts Institute of Technology and a BS in Business Administration from Northeastern University in 1978. Prior to founding Polaris in 1995, Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation, and MDT Advisers, Inc.

Management and Advisory Fees

As compensation for services rendered, the Fund pays the Manager a monthly fee at the annual rate of 1% of the average daily net asset value of the Foreign Value Fund. From this fee, the Manager pays the expenses of providing investment advisory services to the Fund, including the fees of the Advisor(s) of the Fund, if applicable (see Advisory Contract below).

The Manager may voluntarily agree to limit the total operating expenses of the Fund for a period of time by waiving fees or reimbursing the Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimbursement from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Fund's fiscal year.

In addition to the management fee, the Fund pays all expenses not assumed by the Manager, including, without limitation, Trustees' fees and fees for auditing, legal, custodian and shareholder services. All general expenses of the Trust are allocated among and charged to the assets of the on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Fund to those of the other Quantitative Funds, or the nature of the services performed and relative applicability to the Fund.

Advisory Contracts

For services rendered, the Manager pays to the Advisor of the Fund a fee based on a percentage of the management fee. The fee paid by the Manager to the Advisor of the Fund is (i) 35% of the management fee paid by the Trust to the Manager for assets under management in the Fund up to $30,000,000 and (ii) 50% of the management fee paid by the Trust to the Manager for assets under management in the Fund over $30,000,000.

The Manager and the Trust on behalf of the Fund and the Quantitative Funds intend to seek an exemptive order from the Securities and Exchange Commission that would permit the Manager, subject to certain conditions such as initial shareholder approval, to enter into or amend an Advisory Contract without obtaining shareholder approval each time. The initial shareholder of the Fund has voted to give the Fund and the Manager this ongoing authority, subject to the issuance of the exemptive order. If the order is issued, with Trustee approval, the Manager would be permitted to employ a new Advisor for the Fund, change the terms of the Advisory Contracts, or enter into a new Advisory Contract with the Advisor. Under the exemptive order, the Manager would retain ultimate responsibility to oversee the Adviser and to recommend its hiring, termination, and replacement. Shareholders would continue to have the right to terminate the Advisory Contract at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders would be notified of any Advisor changes or other material amendments to Advisory Contract that occurs under these arrangements.

Distributor and Distribution Plan

U.S. Boston Capital Corporation, 55 Old Bedford Road, Lincoln, MA 01773 ("Distributor"), a Massachusetts corporation organized April 23, 1970, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor acts as the principal distributor of the Fund's shares pursuant to a written agreement dated April 17, 1985 ("Distribution Agreement"). Under the Distribution Agreement, the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares. The Distribution Agreement calls for the Distributor to use its best efforts to secure purchasers for shares of the Fund.

Under the terms of a Distribution Plan ("12b-1 Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Investment Company Act"), the Fund pays the Distributor a monthly fee at the annual rate of 0.25% of the average net asset value of Ordinary Shares of the Foreign Value Fund held in

--------------------------------------------------------------------------------

   QUANTITATIVE GROUP OF FUNDS

--------------------------------------------------------------------------------
shareholder accounts opened during the period the 12b-1 Plan is in effect, as determined at the close of each business day during the month. The 12b-1 Plan is a "compensation" plan, which means that although the Trustees of the Fund are expected to take into account the expenses of the Distributor in their periodic review of the 12b-1 Plan, the fee is payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. If the expenses of distribution exceed payments under the 12b-1 Plan and deferred sales charges received by the Distributor, the Fund is not required to reimburse the Distributor for excess expenses; if payments under the 12b-1 Plan and deferred sales charges received by the Distributor exceed expenses of distribution, the Distributor may realize a profit.

The Distributor, and in some cases the Manager, may make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Custodian

Investors Fiduciary Trust Company ("Custodian") is the custodian of the Fund's securities and cash. The Fund has authorized the Custodian to deposit certain portfolio securities in a central depository system as allowed by Federal law.

Transfer Agent

Quantitative Institutional Services ("Transfer Agent"), a division of the Manager, is the transfer agent and dividend disbursing agent for the Fund. All mutual fund transfer, dividend disbursing and shareholder services activities are performed at the offices of Quantitative Institutional Services, 55 Old Bedford Road, Lincoln, Massachusetts 01773. Account balances and other shareholder inquiries can be directed to the Transfer Agent at 800-331-1244. Subject to the approval of the Trustees of the Fund, the Transfer Agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors.

HOW TO INVEST

Classes of Shares

The Fund offers one class of shares, Ordinary Shares, which are subject to a one percent (1%) deferred sales charge paid upon redemption and an ongoing .25% annual asset-based sales charge. See How to Redeem - Payment of Redemption Amount on page 11.

Ordinary Shares

Ordinary Shares of the Fund generally are available to investors purchasing a minimum of $5,000. However, the minimum is only $1,000 for investors who elect to participate in the Funds' Automatic Investment Plan and invest $100 or more per month pursuant to the Plan and investors establishing accounts for minors pursuant to state laws governing Uniform Gifts/Transfers to Minors. There is also a $1,000 minimum for purchases of shares held in an Individual Retirement Account ("IRA") or similar plan established under the Employee Retirement Income Security Act of 1974, or for any pension, profit sharing or other employee benefit plan or participant therein, whether or not the plan is qualified under
Section 401 of the Internal Revenue Code, including any plan established under the Self-Employed Individuals Tax Retirement Act of 1962 (HR-10). The Funds or the Distributor, at their discretion, may waive these minimums. There is no minimum for additional investments, although the Fund or the Distributor, at their discretion, reserve the right to impose such a minimum at any time. Investors may exceed the minimum initial investment for Institutional Shares by cumulative purchases and appreciation of shares over a period of time.

Making an Initial Investment

Shares of the Fund may be purchased at the per share net asset value of shares next determined after the purchase order is accepted by the Fund. Orders received prior to the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., New York time), will receive that evening's closing price. The Fund will accept orders for purchases of shares on any day on which the NYSE is open. See Calculation of Net Asset Value on page 12. The offering of shares of the Fund, may be suspended from time to time, and the Fund reserves the right to reject any specific order.

All initial investments must be accompanied by a completed Account Application. Investors who wish to have telephone exchange or telephone redemption privileges for their accounts must elect these options on the Account Application. Investors completing an Account Application should carefully review the Application and particularly consider the discussion in this Prospectus regarding the Fund's policies on exchanges of Fund shares and processing of redemption requests. Some accounts, including IRA accounts, require a special Account Application. See Investment Through Tax Deferred

                                                     QUANTITATIVE GROUP OF FUNDS
----------------------------------------------------

Retirement Plans on page 9 For further information, including assistance in completing an Account Application, call the Fund's toll-free number 800-331-1244.

Investments by Check

Shares of the Fund may be purchased by sending a check payable to Quantitative Group of Funds specifying the name of the Fund and amount of investment, together with the appropriate Account Application (in the case of an initial investment) to:

       Quantitative Group of Funds
       Attention:  Transfer Agent
       55 Old Bedford Road
       Lincoln, Massachusetts 01773

The account of a shareholder making an investment with a check that is not honored for its full amount may be subject to extra charges to cover collection costs.

Automatic Investment Plan

An investor may participate in the Automatic Investment Plan for the Fund by completing the appropriate section of the Account Application and enclosing a minimum investment of $1,000. A shareholder may authorize an automatic withdrawal of at least $100 to be made from a credit balance in his or her checking, NOW or similar account each month to purchase shares of the Fund. The Automatic Investment Plan may be terminated at any time by the shareholder, the Fund, or the Transfer Agent.

Investments by Wire

Investors desiring to make payment for the Fund's shares by wire should contact the Transfer Agent at 800-331-1244 or their dealer or broker for wire instructions. For new accounts, a completed Account Application must precede or accompany payment. To ensure that a wire is credited to the proper account, investors should specify their names, the name of the Fund in which they are investing, and their account numbers. A bank may charge a fee for wiring funds.

Investments through Brokers

Ordinary Shares may be purchased through any securities dealer with whom the
Distributor has a sales agreement.   Orders received by the Distributor from
dealers or brokers will receive that evening's closing price if the orders are received by the dealer or broker from its customer prior to 4:00 p.m., or such other time as agreed upon by the Distributor, and are transmitted to and received by the Distributor prior to its close of business that day.

Sales agreements may provide, among other things, that during the term thereof, the Distributor will pay a sales fee of 1.00% of the offering price to the dealer transmitting an order for Ordinary Shares, provided that the Ordinary Shares sold are subject to the 1% deferred sales charge, and a service fee at an annual rate of 0.25% of the average daily net asset value of Ordinary Shares owned by shareholders with whom the dealer has a servicing relationship, or for whom the dealer is the holder of record or dealer of record.

Exchange of Securities for Shares of the Fund

At the discretion of the Manager and the Advisor, shares of the Fund may be purchased in exchange for securities of certain companies, consistent with the Fund's investment objectives. Additional information regarding this option is contained in the Statement of Additional Information.

Subsequent Investments

Additional purchases of shares by a shareholder for his or her existing account in the Fund should identify the Fund and the shareholder's account number. Failure to specify the Fund in which the additional investment is to be made will result in the return of the additional investment to the shareholder. If additional investments are to be made in more than one Fund, a shareholder should, in addition to providing his or her account numbers, identify the amount to be invested in each Fund, although payment for all additional investments may be made by a single check.

Investments Through Tax-Deferred Retirement Plans

Retirement plans offer investors a number of benefits, including the chance to shelter investment income and capital gains. Contributions to a retirement plan also may be tax deductible. Custodial retirement accounts, including Individual Retirement Accounts (IRAs), Roth IRAs, Rollover IRAs, Simplified Employee Pension Plans (SEP-IRAs), and 403(b) Accounts for employees of tax exempt institutions including schools, hospitals and charitable organizations require a special Account Application. Please call 800-331-1244 for assistance. State Street Bank and Trust Company acts as custodian for the Fund's tax-deferred accounts. Custodial

--------------------------------------------------------------------------------

   QUANTITATIVE GROUP OF FUNDS

--------------------------------------------------------------------------------
accounts are subject to specific fees. Other types of tax-deferred accounts, including accounts established by a Plan Sponsor under Section 401(k) of the Internal Revenue Code for employee benefit plans, may be opened using the attached Account Application.

HOW TO MAKE EXCHANGES

Shareholders may exchange all or a portion of their shares for shares of a like class in another Fund (subject to the applicable minimum). No exchanges will be permitted from one class of shares to another class of shares of the same or a different Fund. There is no fee for exchanges. The Trust offers Ordinary Shares that, depending on the individual funds, are either no-load or subject to a 1% deferred sales charge. Exchanges are generally permitted between Ordinary Shares of each Fund. An investor owning Ordinary Shares subject to the deferred sales charge may exchange into the no-load Ordinary Shares of the Quantitative Numeric II Fund without incurring the deferred sales charge but would be assessed the deferred sales charge upon redemption from the Fund group regardless of the character of shares held at the time of redemption. The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. Individual Funds may not be registered in each state. Shareholders should be aware that exchanges may produce a gain or loss, as the case may be, for tax purposes. Shareholders should request a prospectus for any Quantitative Fund into which they wish to exchange by calling 800-331-1244.

Exchange transactions may be executed in writing or by telephone, if applicable. Exchanges must be made between accounts that have the same name, address and tax identification number. Exchanges will be made at the per share net asset value of shares of such class next determined after the exchange request is received in good order by the Fund. Telephone requests for exchange must be made prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., New York time), and will be honored only if the shareholder has elected the telephone exchange option on the Account Application.

Neither the Fund, the Manager, the Distributor, nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone if they act in good faith on instructions reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. It is the Fund's policy to require some form of personal identification prior to acting upon instructions received by telephone and to provide written confirmation of all transactions effected by telephone.

HOW TO REDEEM

Investors may directly redeem shares of the Fund by written request, by telephone, and by automatic withdrawal. Redemptions will be made at the per share net asset value of such shares next determined after the redemption request is received in good order by the Fund. The Transfer Agent will accept redemption requests only on days the NYSE is open. Requests for redemption that are subject to any special conditions or which specify a future or past effective date, except for certain notices of redemptions exceeding $250,000 (see Payment of Redemption Amount on page 11), cannot be accepted.

Written Request for Redemption

Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption signed by each registered owner exactly as the shares are registered. The request must clearly identify the account number and the number of shares or the dollar amount to be redeemed.

If a shareholder redeems more than $10,000, or requests that the redemption proceeds be paid to someone other than the shareholder of record or sent to an address other than the address of record, the signature of the redeeming shareholder must be signature guaranteed. The use of signature guarantees is designed to protect both the shareholder and the Fund from the possibility of fraudulent requests for redemption. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature guarantees by notaries public are not acceptable. Shares may not be redeemed by facsimile request.

Requests should be sent to:

       Quantitative Group of Funds
       Attention:  Transfer Agent
       55 Old Bedford Road
       Lincoln, Massachusetts 01773


Telephone Redemption

Shareholders who have authorized the Fund to accept telephone instructions on their Account Application may redeem shares credited to their account(s) by

                                                     QUANTITATIVE GROUP OF FUNDS
----------------------------------------------------

calling the Transfer Agent at 800-331-1244 provided that they have not changed their address of record within the last thirty days. Requests for redemption must be made prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., New York time). Once made, a telephone request for redemption may not be modified or canceled. The Fund, the Manager, the Distributor, and the Transfer Agent will not be liable for any loss or damage for acting in good faith on instructions received by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. It is the Fund's policy to require some form of personal identification prior to acting upon instructions received by telephone, to provide written confirmation of all transactions effected by telephone, and to mail the proceeds of telephone redemptions only to the redeeming shareholder's address of record.


Automatic Withdrawal Plan

A shareholder with a $10,000 minimum account may request withdrawal of a specified dollar amount (a minimum of $100) on either a monthly or quarterly basis. If withdrawal payments exceed dividends, the number of shares in an account will be reduced and may eventually be depleted. An Automatic Withdrawal Plan may be established by completing the Automatic Withdrawal Form, which is available by calling 800-331-1244. The Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Funds or the Transfer Agent.

Redemption through Brokers

Shareholders may sell shares back to the Funds through selected dealers or brokers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the dealer or broker. Redemption requests received by the Distributor from dealers or brokers will receive that evening's closing price if the requests are received by the dealer or broker from its customer prior to 4:00 p.m., New York time, or such other time as agreed upon by the Distributor, and are transmitted to and received by the Distributor prior to its close of business that day.

Payment of Redemption Amount

Redemption proceeds, less a deferred sales charge of one percent (1%) for Ordinary Shares where applicable, will generally be sent within three business days of the execution of a redemption request. However, if the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Fund reserves the right not to honor the redemption request until the check or monies have been collected.

(i) Except as noted below, a deferred sales charge amounting to one percent (1%) of the value of the shares redeemed will be withheld from the redemption proceeds of Ordinary Shares and paid to the Distributor. Because of this deferred sales charge, prospective investors should purchase Ordinary Shares only as a long-term investment. The deferred sales charge is not imposed in the case of: (i) involuntary redemptions; (ii) redemptions of shares tendered for exchange; (iii) redemptions of shares held by contributory plans qualified under Section 401(k) of the Internal Revenue Code of 1986; (iv) redemptions of shares held in omnibus accounts maintained by no transaction fee programs of certain broker-dealers pursuant to a written agreement between the broker-dealer and the Fund, the Manager and/or the Distributor; (v) any state, county, city, or any instrumentality, department, authority, or agency of these entities or any trust, pension, profit-sharing or other benefit plan for the benefit of the employees of these entities which is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company; (vi) officers, partners, Trustees or directors and employees of the Funds, the Funds' affiliated corporations, or of the Funds' Advisors and their affiliated corporations (a "Fund Employee"), the spouse or child of a Fund Employee, a Fund Employee acting as custodian for a minor child, any trust, pension, profit-sharing or other benefit plan for the benefit of a Fund Employee or spouse and maintained by one of the above entities, the employee of a broker-dealer with whom the Distributor has a sales agreement or the spouse or child of such employee; and (vii) clients of certain securities dealers not affiliated with the Distributor offering programs in which the client pays a separate fee to an advisor providing financial management or consulting services, including WRAP fee programs. The securities dealers offering WRAP fees or similar programs may charge a separate fee for purchases and redemptions of shares. Neither the Fund, the Manager, nor the Distributor receives any part of the fees charged clients of such securities dealers or financial advisors. To qualify for the waiver of the deferred sales charge, Fund Employees and other persons listed in section (vi) must provide the Transfer Agent with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the Fund.

--------------------------------------------------------------------------------

                                                     QUANTITATIVE GROUP OF FUNDS
-----------------------------------------------------

Redemptions in Excess of $250,000

To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. Pursuant to Rule 18f-1 under the Investment Company Act, the Fund has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder of the Fund during any 90-day period to the lesser of $250,000 or one percent (1%) of the net asset value of the Fund at the beginning of such period. In case of a redemption in kind, securities delivered in payment for shares of a particular class of the Fund would be valued at the same value assigned to them in computing the net asset value per share of such class. Shareholders receiving such securities incur brokerage costs when the securities are sold.

The above limitation notwithstanding, if a shareholder elects to redeem shares valued at more than $250,000 from any one account in the Fund in a 90-day period, the redemption proceeds will be paid in cash if the shareholder provides the Fund, at least 30 days prior to the date of the proposed redemption transaction, with an unconditional instruction to redeem such shares on that date. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction, a minimum of 30 days after receipt of the instruction by the Fund. The instruction may be made by telephone if the shareholder has authorized the Fund to accept such an instruction. If the shareholder has not done so, the instruction must be in writing with all signatures guaranteed. Shares will be redeemed at their net asset value on the date specified in the instruction and the redemption proceeds, less any applicable deferred sales charge will, in the absence of a request that the proceeds be wired or sent by electronic funds transfer, be sent by check to the shareholder's address as it appears on his or her account registration.

If an unconditional instruction to redeem shares valued at more than $250,000 on a specified date is subsequently canceled by a shareholder, the Fund will not accept a like instruction from such shareholder for a period of 90 days from the date of cancellation.

CALCULATION OF NET ASSET VALUE

Net asset value per share of shares of the Fund will be determined as of close of market on the NYSE on each day on which the NYSE is open for trading, in the following manner: securities for which market quotations are readily available shall be valued at market value, which is determined by using the last reported sale price on the primary exchange or market for each such security, or, if no sales are reported as in the case of some securities traded over-the-counter, the mean between the last reported bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate of each business day. Short-term notes having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, subject to a determination by the Trustees that this method represents fair value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

DIVIDENDS, DISTRIBUTIONS, AND TAXATION

Dividends and Distributions

The Fund's policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover.

All dividends and/or distributions paid on the Fund will be paid in shares of such class (taken at the Fund's per share net asset value determined at the close of business on the ex-date of the dividend or distribution) or, at the election of each shareholder, in cash. Shareholders also may elect to have income dividends paid in cash and capital gains distributions paid in additional shares at net asset value. All distributions, whether received in shares or cash, are taxable and must be reported by each shareholder on Federal income tax returns.

Taxation

The following discussion is intended for general information only. An investor should consult with his or her own tax advisor as to the particular tax consequences of an investment in the Fund. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must satisfy certain income, asset diversification and distribution requirements. For any taxable year in which the fund so qualifies and timely distributes all of its taxable income, it generally will be relieved of federal income and excise taxes.

                                                     QUANTITATIVE GROUP OF FUNDS
-----------------------------------------------------

For federal income tax purposes, distributions paid from the Fund's net investment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from long-term capital gains are taxable to individual shareholders at a maximum 20% or 28% capital gains rate, (depending on the Fund's holding period for the assets giving rise to the gain)., whether received in cash or additional shares and regardless of how long a shareholder has held the shares. If a portion of the fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund might be eligible for the corporate dividends-received deduction. Any distribution which is declared in October, November or December payable to shareholders of record on any date in those months and paid by January 31 of the next year will be treated as paid on December 31. Distributions on Fund shares received shortly after their purchase are subject to federal income taxes, although such distributions may in effect be a return of capital.

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced capital gains rates for individual shareholders, generally depending on the shareholder's holding period for the shares.

Annually, shareholders will receive information as to the federal tax status of distributions received from the Fund.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRA that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, local and foreign taxes.

PORTFOLIO SECURITIES

Equity Securities

The Foreign Value Fund will invest primarily in common stocks. The Fund also may invest in other types of equity securities such as preferred stocks, convertible securities, warrants and options. The Fund must invest at least 65% of its assets in equity securities of foreign issuers.

Convertible Securities

The Fund may invest in convertible securities, such as convertible debentures, bonds and preferred stock, that allow the holder thereof to convert the instrument into common stock at a specified share price or ratio. The price of the common stock may fluctuate above or below the specified price or ratio, which may allow the Fund the opportunity to purchase the common stock at below market price or, conversely, render the right of conversion worthless. The Fund will invest in convertible securities primarily for their equity characteristics.

Investment Companies

The Foreign Value Fund may invest up to 10% of its assets in closed-end country funds whose shares are traded in the United States. Investments in closed-end funds may allow the Fund to attain exposure to a broader base of companies in certain emerging markets and to avoid foreign government restrictions that may limit direct investment in a country's equity markets. Closed-end funds are managed pools of securities of companies having their principal place of business in a particular foreign country. Shares of certain of these closed-end investment companies may at times only be acquired at market premiums to their net asset values. Investments in closed-end funds by the Fund are subject to limitations under the Investment Company Act.

Short-term Debt Obligations

The Fund may invest in Short-term Debt Obligations. Short-term Debt Obligations may include obligations of the U.S. government and securities of foreign governments. U.S. government securities purchased by the Fund will be backed by the full faith and credit of the United States. Short-term Debt Obligations also may include certificates of deposit and bankers acceptances issued by U.S. and foreign banks having deposits in excess of $2 billion; commercial paper; short-term corporate bonds; debentures; and notes; all with one year or less to maturity. Investments in commercial paper are limited to obligations (i) rated Prime 1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("Standard & Poor's"), or in the case of any instrument that is not rated, of comparable quality as determined by the Advisor, or (ii) issued by companies having an outstanding debt

--------------------------------------------------------------------------------

                                                     QUANTITATIVE GROUP OF FUNDS
-----------------------------------------------------

issue currently rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Investments in other corporate obligations are limited to those having a maturity of one year or less and rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Short-term Debt Obligations also may include repurchase agreements. Investment grade securities are securities rated in one of the top four statistical rating categories by a nationally recognized statistical ratings organization (NRSRO) such as Moody's or Standard & Poor's. Fixed-income securities, unless rated A or higher by Standard & Poor's or by Moody's, may have some speculative characteristics. See Other Investment Practices in the Statement of Additional Information for a description of the ratings categories. The value of fixed-income securities may fluctuate inversely in relation to the direction of interest rate changes.

OTHER INVESTMENT PRACTICES

Portfolio Turnover

A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markups and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and may affect taxes paid by shareholders to the extent short-term gains are distributed. Portfolio turnover is not a limiting factor with respect to investment decisions by the Fund.

While it is, of course, impossible to predict portfolio turnover rates in future years, portfolio turnover is not expected to exceed 100% for the Foreign Value Fund.

Securities Loans

The Fund may make secured, short-term loans to broker-dealers of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Options

The Fund may purchase put options and call options on widely recognized securities indices, as well as the common stock of individual companies or baskets of individual companies' stocks in a particular industry or sector. The Fund may write covered call options on common stocks in its portfolio to realize a greater current return, to provide greater flexibility in disposing of such securities, or to partially hedge a possible stock market decline. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in the price of the stock above the exercise price of the option and retains the risk of loss should the value of the underlying security decline. There can be no assurance that the Fund will always be able to close out options positions at acceptable prices. Both the options themselves, as well as the underlying securities, will be traded on national securities exchanges. The aggregate value of the securities underlying the options may not exceed 25% of the Fund's net assets. Any gains or losses realized by the Fund as a result of its investment in options will depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. See the Statement of Additional Information.

Short Sales

The Fund may sell short securities identical to ones that it owns in its portfolio.

Foreign Currency Transactions

The Foreign Value Fund may engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. The Fund's Custodian will place cash or liquid debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The Foreign Value Fund may enter into forward foreign currency exchange contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when it appears that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may enter into a forward contract to sell an amount of the

--------------------------------------------------------------------------------

                                                     QUANTITATIVE GROUP OF FUNDS
-----------------------------------------------------

foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. At all times, however, at least 25% of the Fund's assets would not be subject to such contracts. The effect a substantial commitment of a Fund's assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities are among the factors considered in determining whether to enter into such contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

Except as specified below, and as described under Investment Restrictions of the Fund in the Statement of Additional Information, the foregoing investment practices are not fundamental and the Trustees may vote to change the Fund's policies without an affirmative vote of a "majority of the outstanding voting securities" (as defined in Investment Restrictions of the Fund) of the Fund.

Investment Restrictions

Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: acquiring more than 10% of any class of securities of any issuer, or more than 10% of the voting securities of any issuer; investing more than 10% of its net assets in securities of companies (including predecessors) less than three years old, securities which are not readily marketable, restricted securities, and in repurchase agreements that have a maturity longer than seven days; or investing more than 25% of its total assets in any one industry; or investing more than 15% of its assets in illiquid securities.

Other significant investment restrictions include the following fundamental policies which, like the Fund's investment objectives, may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities.

(1) The Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities (or securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short), and (ii) not more than 10% of the Fund's net assets (taken at current value) are held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. The Fund may maintain short positions in a stock index by selling futures contracts on that index.

(2) The Fund may not issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. The Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security).

(3) The Foreign Value Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (i) write covered call options with respect to all of its portfolio securities; (ii) purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector;
(iii) purchase and write call options on stock index futures and on stock indices; and (iv) sell and purchase such options to terminate existing positions.

Although these policies envision the Fund maintaining a position in a stock index by selling futures contracts on that index and also envision that under certain conditions the Fund may engage in transactions in stock index futures and related options, the Fund does not currently intend to engage in such transactions.

PERFORMANCE DATA

Further information about the performance of the Fund is available in the annual reports to shareholders of the Fund, which may be obtained free of charge by calling 800-331-1244.

From time to time, the Fund may advertise its performance in various ways. These methods include providing information on the returns of the Fund, such as average annual total return, and comparing the performance of the Fund to relevant benchmarks. In reports to shareholders or other literature, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information,

--------------------------------------------------------------------------------

                                                     QUANTITATIVE GROUP OF FUNDS
-----------------------------------------------------

rankings, ratings, published editorial comments and listings reported in national financial publications also may be used in computing performance of the Fund (if the Fund is listed in any such publication). In making such comparisons, the Fund may from time to time include a total return figure for Ordinary Shares that does not take into account the 1% deferred sales charge, in order to make a more accurate comparison to other measures of investment return. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. See Performance Measures in the Statement of Additional Information.

THE QUANTITATIVE GROUP

The Fund is a series of Quantitative Group of Funds, which was established in 1983 as a business trust under Massachusetts law. The Trust initially was established as the U.S. Boston Investment Company and was renamed the Quantitative Group of Funds in 1993. The Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into six series of shares, Quantitative Numeric Fund, Quantitative Numeric II Fund, Quantitative Growth and Income Fund, Quantitative International Equity Fund, Quantitative Foreign Frontier Fund and Quantitative Foreign Value Fund. These shares are entitled to vote at any meeting of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except
(i) when required by the Investment Company Act of 1940 shares shall be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect each Fund, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. Shares are freely transferable, and are entitled to dividends as declared by the Trustees. In liquidation of a Fund, shareholders are entitled to receive the net assets of their Fund, but not of the other Funds. The Funds do not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders, or by written consent.

--------------------------------------------------------------------------------

                                                     QUANTITATIVE GROUP OF FUNDS
----------------------------------------------------

Performance results for the Emerging Growth Portfolio reflects the total returns of a predecessor limited partnership and a pooled trust managed by Nicholas-Applegate Capital Management prior to the effective dates of the Portfolios' registration statements. Certain assets of the limited partnership and pooled trust were transferred to the fund at its inception. Limited partnership and pooled trust returns are restated to reflect all fees and expenses of the Portfolios. If the limited partnership and pooled trust had been registered as investment companies under the federal securities laws, their performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

--------------------------------------------------------------------------------

                          QUANTITATIVE GROUP OF FUNDS
                        QUANTITATIVE FOREIGN VALUE FUND
                      Statement of Additional Information
                      -----------------------------------

                                 May __, 1998
                                 ------------
     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Prospectus of Quantitative Foreign Value Fund (the "Fund"), one of six series of Quantitative Group of Funds (the "Trust"). The other five funds are described in a separate statement of additional information dated August 1, 1997. This Statement is not a Prospectus and is only authorized for distribution when accompanied by the Prospectus of the Fund dated May __, 1998, and should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus by writing Quantitative Group of Funds, 55 Old Bedford Road, Lincoln, MA 01773. Capitalized terms used, but not defined, herein have the same meaning as in the Prospectus.


                               TABLE OF CONTENTS


                                                                            PAGE

INVESTMENT OBJECTIVES AND POLICIES ........................................    2

MANAGEMENT OF THE FUNDS ...................................................    2

PORTFOLIO TRANSACTIONS ....................................................    5

HOW TO INVEST .............................................................    6

HOW TO MAKE EXCHANGES .....................................................    7

HOW TO REDEEM .............................................................    8

CALCULATION OF NET ASSET VALUE ............................................    9

DISTRIBUTIONS .............................................................   10

TAXATION ..................................................................   10

OTHER INVESTMENT PRACTICES ................................................   13

INVESTMENT RESTRICTIONS OF THE FUND .......................................   16

PERFORMANCE MEASURES ......................................................   18

THE QUANTITATIVE GROUP ....................................................   19

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are summarized in the text of the Prospectus following the captions Quick Reference Guide -
                                              -----------------------
Quantitative Foreign Value Fund and Investment Objectives and Policies. There is
-----------------------------------------------------------------------
no assurance that those objectives will be achieved. This Statement contains certain additional information about those objectives and policies.

                            MANAGEMENT OF THE FUND


Trustees and Officers
--------------------                                                                        Position with
                                    Position                                                Distributor, U.S. Boston
Name and Address+                   with Fund        Principal Occupation**                 Capital Corporation
-----------------                   ---------        ----------------------                 -------------------
ROBERT M. ARMSTRONG                 Trustee          Associate, Keystone                    None
                                                     Associates; formerly President,
                                                     Alumni Career Services, Inc.
                                                     (consulting firm); Director of
                                                     Alumni Career Services,
                                                     Harvard University,
                                                     Graduate School of
                                                     Business Administration

EDWARD A. BOND, JR.                 Trustee          President, Bond Brothers               None
                                                     Inc. (general contractors).

JOHN M. BULBROOK                    Trustee          President, John M. Bulbrook            None
                                                     Insurance Agency, Inc.

EDWARD E. BURROWS                   Trustee          Independent consulting                 None
                                                     actuary - employee benefit
                                                     plans, formerly Vice President
                                                     and Director of Actuarial Services,
                                                     Mintz, Levin, Cohn, Ferris,
                                                     Glovsky and Popeo, PC
                                                     (law firm/consulting);
                                                     formerly President, The Pentad
                                                     Corporation (employee benefit
                                                     consultants and actuaries).

MARK A. KATZOFF                     Clerk            Vice President - Counsel, U.S.         Vice President - Counsel
                                                     Boston Capital Corporation

LEON OKUROWSKI*                     Trustee,
                                    Vice President   Director and Vice President,           Director and Vice President
                                                     U.S. Boston Capital
                                                     Corporation

EDWARD L. PITTMAN                   President,       President and Treasurer,               None
                                    Treasurer        Quantitative Advisors, Inc.

WILLARD L. UMPHREY*                 Trustee          Director, President, and               Director, President,
                                                     Treasurer, U.S. Boston                 and Treasurer
                                                     Capital Corporation

     Mr. Pittman and Mr. Umphrey are brothers-in-law.

     +The mailing address of each of the officers and Trustees is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

     *Messrs. Umphrey and Okurowski are "interested persons" (as defined in the Investment Company Act of 1940) of the Fund, the Manager or an Advisor.

     **The principal occupations of the officers and Trustees for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers.

     Each Trustee receives an annual fee of $4,000. For services rendered during the fiscal year ended March 31, 1997, the Fund paid Trustees' fees aggregating $20,400.

      The following Compensation Table provides, in tabular form, the following data:

Column (1) All Trustees who receive compensation from the Trust.

Column (2) Aggregate compensation received by a Trustee from all series of the Trust.

Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Trust. The Trust does not pay its Trustees such benefits.

Column (5) Total compensation received by a Trustee from the Trust plus compensation received from all funds managed by the Manager for which a Trustee serves. As there are no such funds other than the series of the Trust, this figure is identical to column (2).

                              Compensation Table
                   for the fiscal year ended March 31, 1997


                                                    Pension or                               Total
                                                    Retirement           Estimated        Compensation
                            Aggregate            Benefits Accrued      Annual Benefits    From the Trust
Name of Person,            Compensation          As Part of Fund           Upon         and Fund Complex
   Position               from the Trust             Expenses           Retirement       Paid to Trustee
Robert M. Armstrong,           $4,000                   N/A                N/A             $4,000
Trustee

Edward A. Bond, Jr.            $4,000                   N/A                N/A             $4,000
Trustee

John M Bulbrook,               $4,000                   N/A                N/A             $4,000
Trustee

Edward E. Burrows,             $4,000                   N/A                N/A             $4,000
Trustee

Leon Okurowski,                $4,000                   N/A                N/A             $4,000
Trustee

Willard L. Umphrey,            $4,000                   N/A                N/A             $4,000
Trustee

      The Trust's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Fund, at its expense, will provide liability insurance for the benefit of its Trustees and officers.

     Messrs. Pittman, Umphrey and Okurowski, as officers of the Manager and the Distributor, will benefit from the management and distribution fees paid or allowed by the Fund and from brokerage commissions received by U.S. Boston Capital Corporation in connection with the purchase and sale of the Fund's portfolio securities.

Management Contract
-------------------

     The Management Contract continues in force from year to year, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Fund, and by (ii) either the majority vote of all the Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Management Contract automatically terminates on assignment, and is terminable on 60 days' written notice by either party.

     In addition to the management fee, the Fund pays all expenses not assumed by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the Trust and shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund's shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses and proxies to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. All general Trust expenses are allocated and charged to the assets of the Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Fund to those of the other Funds or the nature of the services performed and relative applicability to the Fund. The Fund is also responsible for such non recurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.

Advisory Contracts
------------------

     The Advisory Contract provides that it will continue in force for two years from its date, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Advisor, the Manager or the Funds, and by (ii) either the majority vote of all of the Trustees or the vote of a majority of the outstanding voting securities of each Fund to which it relates. The Advisory Contract may be terminated without penalty with respect to the Fund by vote of the Trustees or the shareholders of the Fund, or by the Manager on not less that 30 nor more than 60 days' written notice or by the particular Advisor on not less than 150 days' written notice. The Advisory Contract may be amended with respect to any Fund only by a vote of the shareholders of that Fund. The Fund and the Manager intend to seek an exemptive order from the Securities and Exchange Commission to enable the Manager, subject to certain conditions including Trustee approval, to enter into or amend the Advisory Contract without obtaining the approval of shareholders. The Advisory Contract also terminates without payment of any penalty in the event of its assignment and in the event that for any reason the Management Contract between the Fund and the Manager terminates generally or terminates with respect to the Fund.

     The Advisory Contract provides that the Advisor shall not be subject to any liability to the Fund or to the Manager or to any shareholder of the Fund for any act or omission in the course of or connected with the rendering of services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Advisor.

Distributor and Distribution Plan
---------------------------------

   T he principal terms of the Fund's Distribution Agreement with U.S. Boston Capital Corporation, the principal distributor of the Fund's shares ( the "Distributor"), are described in the prospectus under the caption Management of
                                                                  -------------
the Fund - Distributor and Distribution Plan.
--------------------------------------------

     To permit the Fund to pay a monthly fee to the Distributor, the Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund pays the Distributor a monthly fee at the annual rate of 0.25% of the average net asset value of shares held in shareholder accounts opened during the period the plan is in effect, as determined at the close of each business day during the month. Rule 12b-1 provides that any payments made by an investment company to a distributor must be made pursuant to a written plan describing all material aspects of the proposed financing of distributions and that all agreements with any person relating to implementation of the plan must be in writing. Continuance of the Plan and the Distribution Agreement is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the plan or related agreements ("Qualified Trustees"), cast in person at a meeting called for the purpose. The Plan may be terminated as to the Fund by the vote of a majority of the Qualified Trustees, or by the vote of a majority of the outstanding voting securities of the Fund. All material amendments to the Plan must be approved by the Qualified Trustees and any amendment to increase materially the amount to be spent pursuant to the Plan must be approved by the vote of a majority of the outstanding voting securities of the Fund. The Trustees of the Fund review quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     The Distributor also receives the deferred sales charges withheld from redemption proceeds, see How to Redeem, and may benefit from its temporary
                         -------------
holding of investors' funds in connection with certain purchases and redemptions of shares of the Fund.

                            PORTFOLIO TRANSACTIONS

     Investment Decisions.  Investment decisions for the Fund and for other
     --------------------
investment advisory clients of the Manager or the Fund's Advisor or its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner designed to be equitable to each, taking into account among other things the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     Brokerage and Research Services.  Transactions on stock exchanges and other
     -------------------------------
agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     All orders for the purchase and sale of portfolio securities for the Fund are placed, and securities for the Fund bought and sold through a number of brokers and dealers. In so doing, the Manager or Advisor uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or Advisor, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Advisor and the Manager may receive research, statistical and quotation services from certain broker-dealers with which the Manager or Advisor place the Fund's portfolio transactions. These services, which in some instances may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor or the Manager in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in advising the Fund. The fees paid to the Advisor by the Manager or paid to the Manager by the Fund are not reduced because the Advisor or the Manager receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Advisory Contract, the Manager or Advisor may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Manager or Advisor an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's or Advisor's authority to cause the Fund to pay any such greater commissions is subject to such written policies as the Trustees may adopt from time to time.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Manager or Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Fund may purchase securities from an underwriting syndicate of which U.S. Boston Capital Corporation is a member (but not from U. S. Boston Capital Corporation itself). The conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Trustees, particularly those Trustees who are not "interested persons" of the Fund.

                                 HOW TO INVEST

     The procedures for purchasing shares are summarized in the Prospectus under the caption How to Invest.
            -------------

     Exchange of Securities for Shares of the Fund. Applications to exchange common stocks for Fund Shares must be accompanied by stock certificates (if any) and stock powers with signatures guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associates, clearing agencies or savings associations. Securities accepted by the Fund will be valued as set forth under Calculation of Net Asset Value in the Prospectus as
                             ------------------------------
of the time of the next determination of net asset value after such acceptance. Shares of a Fund are issued at net asset value determined as of the same time. All dividends, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered. The Fund reserves the right not to accept any particular securities tendered for exchange. Securities exchanged for shares of the Fund will meet the investment objectives and policies of the Fund, will be acquired for investment and not for resale, and will be liquid securities which are not restricted as to transfer either by law or liquidity of market.

     Open Account System.  Under the Fund's Open Account System all shares
     -------------------
purchased are credited directly to your account in the Fund at the time of purchase. All shares remain on deposit with Quantitative Institutional Services, the transfer, dividend-paying and shareholder servicing agent for the Fund (the "Transfer Agent"). No certificates are issued.

     The following services are currently offered by the Open Account System:

         1. You may make additional investments in the Fund by sending a check (made payable to "Quantitative Group of Funds") to the Fund or by wire, as described under How to Invest in the Prospectus.
                -------------

         2. You may select one of the following distribution options which best fits your needs.

          * REINVESTMENT PLAN OPTION: Income dividends and capital gain distributions paid in additional shares at net asset value.
          * INCOME OPTION: Income dividends paid in cash, capital gain distributions paid in additional shares at net asset value.
          * CASH OPTION: Income dividends and capital gain distributions paid in cash.

          You should indicate the Option you prefer, as well as the other registration details of your account, on the Account Application. The Reinvestment Plan Option will automatically be assigned unless you select a different option. Dividends and distributions paid on Fund shares will be paid in Fund shares taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution or, at the election of the shareholder, in cash.

     3. You will receive a statement setting forth the most recent transactions in your account after each transaction which affects your share balance.

     The cost of services rendered under the Open Account System to the holders of the Fund are borne as an expense of all shareholders of the Fund. However, in order to cover additional administrative costs, any shareholder requesting a historical transcript of his account will be charged a fee based upon the number of years researched. There is a minimum fee of $5. The right is reserved on 60 days' written notice to make charges to individual investors to cover other administrative costs of the Open Account System.

     Tax Deferred Retirement Plans.  The Funds offer investors the opportunity
     -----------------------------
to participate in the following types of retirement plans:

     *For individuals whether or not covered by other qualified plans *For employees of tax exempt organizations

     Capital gains and income received by participants in each of the foregoing plans are exempt from taxation until distribution from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Additional information, including the fees and charges with respect to these plans, is available upon request to the Distributor.

     Individual Retirement Account (IRA).  All individuals (whether or not
     -----------------------------------
covered by qualified private or governmental retirement plans) may purchase shares of the Fund pursuant to an IRA. However, contributions to an IRA for taxable years after 1986 by an individual who is covered by a qualified private or governmental plan may not be tax-deductible depending on the individual's income. Detailed information concerning the IRA is available from the Distributor. Custodian services are provided by State Street Bank and Trust Company.

     Retirement Plan for Employees of Tax Exempt Organizations (403(b)).
     ------------------------------------------------------------------
Employees of public school systems and certain types of charitable organizations may enter into a deferred compensation arrangement for the purchase of shares of any of the Funds without being taxed currently on the investment. Contributions which are made by the employer through salary reduction are excludable from the gross income of the employee. Such deferred compensation plans, which are intended to qualify under Section 403 (b) of the Internal Revenue Code, are available through the Distributor. Custodian services are provided by State Street Bank and Trust Company.


                             HOW TO MAKE EXCHANGES

     The procedures for exchanging shares of the Fund for those of another Fund are described in the Prospectus under How to Make Exchanges.
                                      ---------------------

     An exchange involves a redemption of all or a portion of shares of the Fund and the investment of the redemption proceeds in Ordinary Shares in another Fund. The redemption will be made at the per share net asset value of the Fund shares being redeemed which is next determined after the exchange request is received in proper order.

     Ordinary Shares of the Fund being acquired will be purchased when the proceeds from the redemption become available, normally on the day of the exchange request, at the per share net asset value of such class next determined after acceptance of the purchase order by the Fund being acquired in accordance with the customary policy of that Fund for accepting investments.

     The exchange of shares of the Fund for Ordinary Shares of another Fund will constitute a sale for federal income tax purposes on which the investor will realize a capital gain or loss.

     The exchange privilege may be modified or terminated at any time, and the Funds may discontinue offering shares of any Fund or any class of any Fund generally or in any particular State without notice to shareholders.


                                 HOW TO REDEEM

     The procedures for redeeming shares of the Fund are described in the Prospectus under How to Redeem.
                 -------------

     Proceeds will normally be forwarded on the second day on which the New York Stock Exchange is open after a redemption request is processed; however, the Fund reserves the right to take up to three (3) business days to make payment. This amount may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Fund reserves the right not to honor the redemption request until the check or monies have been collected.

     Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption to Quantitative Group of Funds. Shareholders who redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholders of record or sent to an address other than the address of record, must have their signature(s) guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, the Fund may require additional documentation of a customary nature. Shareholders who have authorized the Fund to accept telephone instructions may redeem shares credited to their accounts by telephone. Once made, a telephone request may not be modified or canceled.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund and the Transfer Agent fail to do so, they may be liable for any losses due to unauthorized or fraudulent transactions. The Fund provides written confirmation of all transactions effected by telephone and only mail the proceeds of telephone redemptions to the redeeming shareholder's address of record.

     The Fund may suspend this right of redemption and may postpone payment for more than seven days only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

     The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the number of shares in the shareholder's account falls below a specified amount, currently set at 50 shares. Shareholders will be notified and will have 30 days to bring the account up to the required amount before any redemption action will be taken by the Fund. To prevent a shareholder from becoming an affiliate of the Fund, the Fund reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

                        CALCULATION OF NET ASSET VALUE

     Net asset value per share of Fund will be determined as of close of market on the New York Stock Exchange ("NYSE"), on each day on which the NYSE is open for trading. Currently, the NYSE is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Foreign Value Fund may invest in securities listed on foreign exchanges which trade on days on which the Fund does not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of the Fund may be significantly affected on such days.

     Securities for which market quotations are readily available shall be valued at market value, which is determined by using the last reported sale price on the primary exchange or market for each such security, or, if no sales are reported - as in the case of some securities traded over-the-counter - the mean between the last reported bid and asked prices. Securities quoted in foreign currencies shall be translated into U.S. dollars based upon the prevailing exchange rate of each business day. Short-term notes having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, subject to a determination by the Trustees that this method represents fair value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

     The fair value of any restricted securities from time to time held by the Fund is determined by its Advisor in accordance with procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Market quotations are not considered to be readily available for long-term corporate bonds, debentures and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be valued in U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars.

     Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to 4:15 p.m. Eastern time upon the close of business on the primary exchange for such securities. The values of such securities used in determining the net asset value of the Funds' shares are computed as of such other times. Foreign currency exchange rates are also generally determined prior to 4:15 p.m. Eastern time. Occasionally, events affecting the value of such securities may occur between such times and 4:15 p.m. Eastern time which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

     Expenses of the Funds directly charged or attributable to the Fund will be paid from the assets of the Fund. General Trust expenses will be allocated among and charged to the assets of the Fund on a basis that the Trustees deem fair and equitable, which may be the relative assets of the Fund to those of the other Funds or the nature of the services performed and relative applicability to the Fund.

                                 DISTRIBUTIONS

     The Fund will be treated as a separate entity for federal income tax purposes (see Taxation), with its net realized gains or losses being determined
              ---------
separately, and capital loss carryovers determined and applied on a separate Fund basis.


                                   TAXATION

     The Fund intends to qualify annually as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a RIC, the Fund must (a) derive at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, certain payments with respect to securities loans or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities and securities of RICs); (c) distribute at least 90% of its investment company taxable income (which includes interest, dividends, and net short-term capital gains in excess of net long-term capital losses) each taxable year. These requirements may limit the Fund's ability to write covered call options.

     As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the

Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options and futures contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     Unless certain constructive sale rules (discussed more fully above) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced capital gains rates for individual shareholders, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

     Alternatively, the Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income. The Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

     The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                          OTHER INVESTMENT PRACTICES
                          --------------------------

     Foreign Currency Transactions.  A forward foreign currency exchange
     ------------------------------
contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     Since investments in foreign companies will usually involve currencies of foreign countries, and since the Foreign Value Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. The Fund's Custodian will place cash or liquid debt securities into a segregated account of the series in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Foreign Value Fund will generally enter into forward foreign currency exchange contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when the Fund's Advisor believes that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may enter into a forward contract to sell an amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies where certain of such currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion, or up to 75% of the value of its assets, to the consummation of these contracts. The Fund's Advisor will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Other than as set forth above, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Fund's Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Fund's Advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


     Short-term Debt Obligations.  The Fund may invest in Short-term Debt
     ---------------------------
Obligations for temporary defensive purposes, and the Fund may invest in Short-term Debt Obligations for liquidity purposes (e.g., for redemption of shares, to pay expenses or pending other investments). Short-term Debt Obligations may include obligations of the U.S. government and securities of foreign governments. Short-term Debt Obligations may also include certificates of deposit and bankers acceptances issued by U.S. and foreign banks having deposits in excess of $2 billion, commercial paper, short-term corporate bonds, debentures and notes and repurchase agreements, all with one year or less to maturity. Investments in commercial paper are limited to obligations (i) rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("Standard & Poor's"), or in the case of any instrument that is not rated, of comparable quality as determined by the Manager or Advisor, or
(ii) issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Investments in other corporate obligations are limited to those having a maturity of one year or less and rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's.

     Bond Ratings.  The Moody's bond ratings cited above are as follows:
     ------------

     Aaa: Bonds that are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

     Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or other elements may make long-term risks appear greater than those of "Aaa" securities.

     The Standard & Poor's bond ratings cited above are as follows:

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

     Repurchase Agreements.  A repurchase agreement is a contract under which a
     ---------------------
Fund would acquire a security for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with
(i) commercial banks or (ii) registered broker-dealers. Although the Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Fund's present intention to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies or instrumentalities. While the repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreements (and, for this purpose, the underlying security will be marked to market daily), if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

     Securities Loans.  The Fund may make secured loans of its portfolio
     ----------------
securities amounting to not more than 30% of its total assets. See Investment
                                                                   ----------
Restrictions of the Fund.  The risks in lending portfolio securities, as with
------------------------
other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that the Fund's Advisor believes to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents (such as U.S.

Treasury bills) at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the security involved.

     Options.  The Fund may write covered call options which are traded on
     -------
national securities exchanges with respect to stocks in its portfolio (ensuring that the Fund at all times will have in its portfolios the securities which it may be obligated to deliver if the options are exercised). The "writer" of a call option gives to the purchaser of that option the right to buy the underlying security from the writer at the exercise price prior to the expiration date of the call. Call options are generally written for periods of less than six months. The Fund may write covered call options on securities in its portfolios in an attempt to realize a greater current return than would be realized on the securities alone or to provide greater flexibility in disposing of such securities. The Fund may also write call options to partially hedge a possible stock market decline. Because the Fund's objective is growth of capital, covered call options would not be written except at a time when it is believed that the price of the common stock on which the call is being written will not rise in the near future and the Fund does not desire to sell the common stock for tax or other reasons. The writer of a covered call option receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as the Fund remains obligated as a writer of covered calls, it foregoes the opportunity to profit from increases in the market prices of the underlying securities above the exercise prices of the options, except insofar as the premiums represent such profits, and retain the risk of loss should the value of the underlying securities decline. The Fund may also enter into "closing purchase transactions" in order to terminate its obligations as a writer of covered call options prior to the expiration of the options. Although limiting writing covered call options to those which are traded on national securities exchanges increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at an acceptable price. If the Fund was unable to enter into a closing purchase transaction, the principal risks to the Fund would be the loss of any capital appreciation of the underlying security in excess of the exercise price and the inability to sell the underlying security in a down market until the call option was terminated. The writing of covered call options could result in an increase in the portfolio turnover rate of the Fund, especially during periods when market prices of the underlying securities appreciate.

     Short Sales. The Fund may sell short securities identical to ones that it
     -----------
owns in its portfolios.

     Forward Commitments.  The Fund may make contracts to purchase securities
     -------------------
for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund holds, and maintains until the settlement date in a segregated account with the Fund's custodian, cash or Short-term Debt Obligations in an amount sufficient to meet the purchase price. These debt obligations will be marked to market on a daily basis and additional liquid assets will be added to such segregated accounts as required. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

     Warrants.  The Fund may invest in warrants purchased as units or attached
     --------
to securities purchased by the Fund. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

                      INVESTMENT RESTRICTIONS OF THE FUND

     As fundamental policies, which may not be changed without "a vote of the majority of the outstanding voting securities" of the Fund (as defined below) , the Fund will not take any of the following actions:

        (1) purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

        (2) purchase any security if as a result the Fund would then have more than 10% of the value of its net assets (taken at current value) invested in any of the following types of investment vehicles: in securities of companies (including predecessors) less than three years old, in securities which are not readily marketable, in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in repurchase agreements which have a maturity longer than seven (7) days, provided, however, that the Fund may not invest more than 15% of its assets in illiquid securities;

        (3) make short sales of securities unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. The Fund may maintain short positions in a stock index by selling futures contracts on that Index);

        (4) issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. The Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security.);

        (5) purchase or retain securities of any company if, to the knowledge of the Fund, officers and Trustees of the Fund or of the Manager or of the Advisor of the Fund who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

        (6) buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

        (7) act as underwriter except to the extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

        (8) make investments for the purpose of exercising control or management;

        (9) participate on a joint or joint and several basis in any trading account in securities;

        (10) write, purchase, or sell puts, calls or combinations thereof, except that the Fund may (i) write covered call options with respect to all of its portfolio securities; (ii) purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector; (iii) purchase and write call options on stock index futures and on stock indices; and (iv) sell and purchase such options to terminate existing positions;

        (11) invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

        (12) make loans, except (i) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of the Fund's total assets). The purchase of a portion of an issue of such securities distributed publicly, whether or not such purchase is made on the original issuance, is not considered the making of a loan;

        (13) invest more than 25% of the value of its total assets in any one industry;

     No more than 5% of the value of the Fund's total assets will be invested in repurchase agreements which have a maturity longer than seven (7) days. (Investments in repurchase agreements which have a longer maturity are not considered to be readily marketable and their purchase is therefore also restricted as set forth in restriction number (2) above). In addition, the Fund will not enter into repurchase agreements with a securities dealer if such transactions constitute the purchase of an interest in such dealer under the Investment Company Act of 1940.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     As provided in the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" necessary to amend a fundamental policy as to the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             PERFORMANCE MEASURES

     From time to time, the Fund may advertise its performance in various ways. These methods include providing information on the returns of the Fund and comparing the performance of the Fund to relevant benchmarks. Performance will be stated in terms of total return. "Total return" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

     Under the rules of the Securities and Exchange Commission (the "Commission"), funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

       P(1+T)/n/ = ERV

Where: P = a hypothetical initial payment of $1,000

       T = average annual total return

       n = number of years (1, 5, or 10)

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the "n" year period (or fractional portion thereof) at the end of such period.

     The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods plus the time period since the effective date of the registration statement relating to the Fund. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are deemed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed on the Fund.

     In reports to shareholders or other literature, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services Inc. (Lipper) or Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds. The Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks; or the Morgan Stanley Capital International Europe, Australia, Far East Index, an index of unmanaged groups of common stocks of foreign companies having their principal business activities in one of eighteen foreign countries in Europe, Australia, and the Far East. In making such comparisons, the Fund may from time to time include a total aggregate return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to make a more accurate comparison to other measures of investment return. For such purposes, the Fund calculate its aggregate total return in the same manner as the above formula except that no sales charges are deducted from the initial amount. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The Fund, however, will disclose the maximum sales charge and will also disclose that the performance data so quoted do not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted. Such alternative information will be given no greater prominence in such sales literature than the information prescribed under Commission rules.

     Performance information, rankings, ratings, published editorial comments and listings reported in national financial publications may also be used in computing performance of the Fund (if the Fund is listed in any such publication). Performance comparisons should not be considered as representative of the future performance of the Fund.


                            THE QUANTITATIVE GROUP

     The Trust was established in 1983 as a business trust under Massachusetts law. A copy of the Amended and Restated Declaration of Trust (as amended through July 19, 1993) amending and restating the Agreement and Declaration of Trust dated June 27, 1983, is on file with the Secretary of the Commonwealth of Massachusetts. The Trust has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into six series of shares, Quantitative Numeric Fund, Quantitative Numeric II Fund, Quantitative Growth and Income Fund, Quantitative International Equity Fund, Quantitative Foreign Frontier Fund and Quantitative Foreign Value Fund. Each Fund, other than the Foreign Value Fund which has only an Ordinary Share class, is comprised of two classes of shares. There are no rights of conversion between shares of different Funds which are granted by the Amended and Restated Declaration of Trust, but holders of shares of either class of a Fund may exchange all or a portion of their shares for shares of a like class in another Fund (subject to their respective minimums). No exchanges are permitted from one class of shares to another class of shares of the same or a different Fund.

     These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote, including the election of Trustees. Shares vote by individual Fund on all matters except that (i) when the Investment Company Act of 1940 so requires, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees of the Funds have determined that a matter affects only the interest of one or more Funds, then only holders of shares of such Fund shall be entitled to vote thereon.

     There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of each Fund and filed with the Funds' custodian or by a vote of the holders of two-thirds of the outstanding shares of each Fund at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold, in the aggregate, shares having a net asset value of at least $25,000, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

     Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation of the Trust are entitled to receive the net assets of their Fund, but not of the other Funds. Shareholders have no preemptive rights. The Fund's fiscal year ends on the last day of March.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he was a shareholder would be unable to meet its obligations.

                               FORM N-1A PART C
                               OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

       (a)  Financial Statements:
            Included in Part A:

                 None


            Included in Part B:

                 None

       (b)  Exhibits

                 None

Item 25.    Persons Controlled by or under Common Control with Registrant
            None
Item 26.    Number of Holders of Securities

       As of January 31 1998, there were 2,271 holders of Quantitative Numeric Ordinary Shares of beneficial interest and 48 holders of Quantitative Numeric Institutional Shares of beneficial interest; 547 holders of Quantitative Numeric II Ordinary Shares of beneficial interest and 16 holders of Quantitative Numeric II Institutional Shares of beneficial interest; 843 holders of Quantitative Growth and Income Ordinary Shares of beneficial interest and 16 holders of Quantitative Growth and Income Institutional Shares of beneficial interest; 618 holders of Quantitative International Equity Ordinary Shares of beneficial interest and 5 holders of Quantitative International Equity Institutional Shares of beneficial interest; 336 holders of Quantitative Foreign Frontier Ordinary Shares of beneficial interest and 5 holders of Quantitative Foreign Frontier Institutional Shares of beneficial interest; 0 holders of Quantitative Foreign Value Ordinary Shares.


Item 27.    Indemnification

       Article VIII of the Trust's Declaration of Trust provides in relevant part:

       Trustees, Officers, etc.
       ------------------------

          Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment
------------------

          Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Indemnification Not Exclusive
-----------------------------

          Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted against the Fund by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

       There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Advisors, Inc., the Registrant's investment adviser (viz. the "Manager"), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name                          Business and other connections
----                          ------------------------------

Edward L. Pittman:            President and Treasurer, Quantitative Group
President                     of Funds
Treasurer
Director

Willard L. Umphrey:           President/Treasurer/Clerk/Director, U.S.
Director                      Boston Insurance Agency, Inc.;
                              President/Treasurer/Director, U.S. Boston Capital
                              Corporation, USB Technology, Inc.;
                              President/Director, USB Atlantic Associates, Inc.,
                              USB 95 Acquisition Corp., Waterfront Parking
                              Corporation; Director/Treasurer, USB Corporation and U.S. Boston Corporation; Assistant
                              Secretary/Director, AB&T, Inc.; Director,
                              Cambridge Diagnostics Ireland Ltd., Pear Tree
                              Royalty Company, Inc., U.S. Boston Asset
                              Management Corporation, U.S. Boston Funding
                              Corporation, U.S. Boston Fiduciary Corporation,
                              U.S. Boston Institutional Services, Inc.,
                              Selfcare, Inc.; Partner, U.S. Boston Company, U.S.
                              Boston Company II, U.S. Boston Company III; U.S.
                              Boston Company IV; Chairman/Trustee, Quantitative
                              Group of Funds

Leon Okurowski:               Director/President, U.S. Boston Corporation,
Clerk                         USB Corporation and U.S. Boston Asset
Director                      Management Corporation; Vice
                              President/Clerk/Director, Waterfront Parking
                              Corporation; Vice President/Director, U.S. Boston
                              Capital Corporation; Vice President, U.S. Boston
                              Insurance Agency, Inc. Director/Treasurer, U.S.
                              Boston Institutional Services, Inc., AB&T, Inc.;
                              Director, U.S. Boston

                              Fiduciary Corporation, U.S. Boston Funding
                              Corporation, USB Technology, Inc.; Partner, U.S. Boston Company, U.S. Boston Company II, U.S. Boston Company III, U.S. Boston Company IV; Vice Chairman/Trustee, Quantitative Group of Funds

   The principal business address of each U.S. Boston affiliate named above is Lincoln North, Lincoln, Massachusetts 01773. The principal business address of AB&T is 200 Franklin Street, Boston, Massachusetts 02109.

Item 29.   Principal Underwriter

           (a)  Not applicable.
           (b) The directors and officers of the Registrant's principal underwriter are:

                          Positions and           Positions and
                          Offices with            Offices with
Name                      Underwriter             Registrant
----                      -----------             ----------

Carol A. Higgins          Clerk                   None

Leon Okurowski            Vice President          Vice President
                          and Director            and Trustee

Edward L. Pittman         None                    President
                                                  Treasurer

Willard L. Umphrey        President,              Chairman
                          Treasurer               and Trustee
                          and Director

The principal business address of each person listed above is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

Item 30.  Location of Accounts and Records.

       Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment advisers, Quantitative Advisors, Inc. and Polaris Capital Management, Inc.; Registrant's custodian, Investors' Fiduciary Trust Company; and Registrant's transfer agent and dividend disbursing agent, Quantitative Institutional Services. The address of Quantitative Advisors, Inc. is 55 Old Bedford Road, Lincoln, Massachusetts 01773; the address of Quantitative

Institutional Services is 55 Old Bedford Road, Lincoln, Massachusetts 01773; the address of Polaris Capital Management, Inc. is 125 Summer Street, Boston, Massachusetts 02110; and the address of Investors' Fiduciary Trust Company is 801 Pennsylvania Ave, Kansas City, MO 64105.

Item 31.  Management Services

          None.

Item 32   Undertakings

          (a)  Not applicable.
          (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                    NOTICE

A copy of the Agreement and Declaration of Trust of Quantitative Group of Funds, as amended, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the registrant acting as an officer and not individually and that the obligations of or arising out of this instrument are not binding on any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                               -----------------
                                   Signatures

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Lincoln, and Commonwealth of Massachusetts on the 13 day of February, 1998.


                          Quantitative Group of Funds

                           By
                             -----------------------------------
                             Edward L. Pittman, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Quantitative Group of Funds has been signed by the following persons in the capacities and on the dates indicated.


--------------------
Robert M. Armstrong       Trustee                    February 13, 1998


--------------------
Edward A. Bond, Jr.       Trustee                    February 13, 1998


--------------------
John M. Bulbrook          Trustee                    February 13, 1998


--------------------
Edward E. Burrows         Trustee                    February 13, 1998

--------------------
Leon Okurowski            Trustee                    February 13, 1998


--------------------
Willard L. Umphrey        Trustee                    February 13, 1998